UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4494
                                                    -------------
                             The Gabelli Asset Fund
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                              ----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             THE GABELLI ASSET FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     MARKET
    SHARES                             COST           VALUE
    ------                             ----          ------
              COMMON STOCKS -- 95.5%
              AEROSPACE -- 1.1%
      85,000  Boeing Co. .........$    2,913,690 $    2,917,200
     163,000  Lockheed Martin
                Corp. ............     4,262,883      7,753,910
      90,000  Northrop Grumman
                Corp.+ ...........     5,536,641      7,766,100
                                  -------------- --------------
                                      12,713,214     18,437,210
                                  -------------- --------------
              AGRICULTURE -- 0.6%
     700,000  Archer-Daniels-
                Midland Co. ......     9,730,743      9,009,000
      15,000  Delta & Pine
                Land Co. .........       260,292        329,700
      40,529  Monsanto Co. .......       647,780        877,048
                                  -------------- --------------
                                      10,638,815     10,215,748
                                  -------------- --------------
              AUTOMOTIVE -- 0.5%
     208,000  General Motors Corp.     8,851,652      7,488,000
      30,000  Volkswagen AG ......     1,246,577      1,268,115
                                  -------------- --------------
                                      10,098,229      8,756,115
                                  -------------- --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.0%
      38,000  ArvinMeritor Inc. ..       901,978        766,840
      62,000  BorgWarner Inc. ....     2,266,500      3,992,800
     125,000  CLARCOR Inc. .......     1,777,793      4,818,750
     560,000  Dana Corp. .........     8,736,797      6,473,600
     210,000  Federal-Mogul Corp.+       467,783         69,300
     650,000  GenCorp Inc. .......     2,404,331      5,778,500
     500,000  Genuine Parts Co. ..    12,026,034     16,005,000
     170,000  Johnson Controls ...
                Inc. .............     5,627,295     14,552,000
     150,000  Midas Inc.+ ........     1,867,183      1,818,000
     305,000  Modine Manufacturing
                Co. ..............     7,126,610      5,907,850
      11,000  O'Reilly Automotive
                Inc.+ ............       332,140        367,290
     198,000  Scheib (Earl) Inc.+      1,389,293        543,510
     210,000  Standard Motor
                Products Inc. ....     3,040,437      2,331,000
      70,000  Superior Industries
                International Inc.     1,780,210      2,919,000
     395,000  Tenneco Automotive
                Inc.+ ............     3,025,869      1,422,000
     200,000  TI Automotive Ltd.+              0              0
     100,000  TransPro Inc.+ .....       788,321        448,000
                                  -------------- --------------
                                      53,558,574     68,213,440
                                  -------------- --------------
              AVIATION: PARTS AND SERVICES -- 1.3%
      70,000  Aviall Inc.+ .......       686,212        795,900
     136,200  Curtiss-Wright Corp.     1,668,462      8,607,840
      33,500  Curtiss-Wright Corp.,
                Cl. B ............     2,209,093      2,087,050
     180,000  Fairchild Corp.,
                Cl. A+ ...........     1,176,982        725,400
      95,000  Kaman Corp., Cl. A .     1,355,190      1,110,550
      35,000  Precision Castparts
                Corp. ............       573,957      1,088,500
     110,000  Sequa Corp., Cl. A+      4,726,536      3,773,000
     104,000  Sequa Corp., Cl. B+      5,351,790      4,301,440
                                  -------------- --------------
                                      17,748,222     22,489,680
                                  -------------- --------------
              BROADCASTING -- 1.5%
      20,000  Corus Entertainment
                Inc., Cl. B+ .....        64,982        334,867

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
      50,000  Fisher Communications
                Inc.+ ............$    2,936,283 $    2,445,500
     230,000  Granite Broadcasting
                Corp.+ ...........     1,109,343        703,800
     207,000  Gray Television Inc.     2,661,209      2,566,800
      23,000  Gray Television Inc.,
                Cl.  A ...........       271,331        282,900
     165,000  Grupo Televisa SA,
                ADR ..............     4,491,076      5,692,500
     170,000  Liberty Corp. ......     6,268,553      7,225,000
       5,000  LIN TV Corp., Cl. A+       110,000        117,750
     155,000  Paxson Communications
                Corp.+ ...........     1,614,014        928,450
     400,000  Television Broadcasts
                Ltd. .............     1,815,551      1,433,677
     222,000  Young Broadcasting Inc.,
                Cl. A+ ...........     4,902,040      4,690,860
                                  -------------- --------------
                                      26,244,382     26,422,104
                                  -------------- --------------
              BUILDING AND CONSTRUCTION -- 0.0%
      80,111  Huttig Building
                Products Inc.+ ...       243,014        217,101
                                  -------------- --------------
              BUSINESS SERVICES -- 1.3%
     560,000  Cendant Corp.+ .....     6,160,813     10,259,200
     200,000  Ecolab Inc. ........     1,876,865      5,120,000
      10,000  Imation Corp. ......       203,344        378,200
      66,500  Landauer Inc. ......       412,456      2,781,695
     140,000  Nashua Corp.+ ......     2,015,422      1,246,000
      50,000  Roto-Rooter Inc. ...     1,509,519      1,907,000
                                  -------------- --------------
                                      12,178,419     21,692,095
                                  -------------- --------------
              CABLE -- 3.5%
   2,040,000  Cablevision Systems Corp.,
                Cl. A+ ...........    21,390,515     42,350,400
      30,000  Charter Communications
                Inc., Cl. A+ .....       138,876        119,100
     367,000  Comcast Corp.,
                Cl. A+ ...........    10,752,918     11,076,060
      40,000  Comcast Corp., Cl. A,
                Special+ .........       306,462      1,153,200
      60,000  Shaw Communications Inc.,
                Cl. B ............       164,952        802,797
      80,000  Shaw  Communications
                Inc.,
                Cl. B, Non-Voting        312,647      1,076,000
     500,000  UnitedGlobalCom Inc.,
                Cl. A+ ...........     4,107,680      2,585,000
                                  -------------- --------------
                                      37,174,050     59,162,557
                                  -------------- --------------
              CLOSED END FUNDS -- 0.1%
      79,000  Royce Value Trust
                Inc. .............       912,541      1,180,260
                                  -------------- --------------
              COMMERCIAL SERVICES -- 0.1%
      33,000  ChoicePoint Inc.+ ..     1,127,551      1,139,160
                                  -------------- --------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
     260,000  Allen Telecom Inc.+      1,616,180      4,295,200
     630,000  Corning Inc.+ ......     4,776,337      4,655,700
     865,000  Lucent Technologies
                Inc.+ ............     4,908,795      1,755,950

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS EQUIPMENT (CONTINUED)
     190,000  Motorola Inc. ......$    2,013,581 $    1,791,700
     255,000  Nortel Networks
                Corp.+ ...........     1,311,504        688,500
                                  -------------- --------------
                                      14,626,397     13,187,050
                                  -------------- --------------
              COMPUTER HARDWARE -- 0.0%
      20,000  Hewlett-Packard Co.        531,198        426,000
      35,000  Xerox Corp.+ .......       446,352        370,650
                                  -------------- --------------
                                         977,550        796,650
                                  -------------- --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
      30,000  Computer Associates
                International Inc.       479,700        668,400
      45,000  Electronic Data
                Systems Corp. ....       623,544        965,250
     240,000  EMC Corp.+ .........     3,527,036      2,512,800
       3,000  J.D. Edwards & Co.+         39,694         42,990
      48,000  Jupitermedia Corp.+        241,259        192,000
     395,000  PeopleSoft Inc.+ ...     7,132,376      6,948,050
                                  -------------- --------------
                                      12,043,609     11,329,490
                                  -------------- --------------
              CONSUMER PRODUCTS -- 5.4%
      22,000  Alberto-Culver Co.,
                Cl. A ............       837,868      1,095,160
       4,000  Alberto-Culver Co.,
                Cl. B ............       176,045        204,400
      90,000  Altria Group Inc. ..     3,540,900      4,089,600
      11,000  Christian Dior SA ..       307,335        439,838
     195,000  Church & Dwight
                Co. Inc. .........     1,923,569      6,382,350
       1,000  Clorox Co. .........        30,050         42,650
      60,000  Department 56 Inc.+        651,832        919,800
      90,000  Eastman Kodak Co. ..     2,684,409      2,461,500
     375,000  Energizer Holdings
                Inc.+ ............     5,992,408     11,775,000
     135,000  Fortune Brands Inc.      3,151,093      7,047,000
     322,000  Gallaher Group plc,
                ADR ..............     5,131,246     12,751,200
     420,000  Gillette Co. .......    12,453,913     13,381,200
       1,500  Givaudan SA ........       408,522        631,211
      40,000  Harley-Davidson Inc.       100,750      1,594,400
      40,000  International Flavors &
                Fragrances Inc. ..       773,336      1,277,200
     225,000  Mattel Inc. ........     3,247,526      4,257,000
      45,000  Maytag Corp. .......     1,289,728      1,098,900
      68,000  National Presto ....
                Industries Inc. ..     2,314,244      2,148,800
     200,000  Procter & Gamble Co.    13,978,541     17,836,000
      10,000  Rothmans Inc. ......       209,547        195,032
      10,000  Syratech Corp.+ (a)          2,000         18,450
     175,000  Wolverine World
                Wide Inc. ........     2,441,530      3,370,500
                                  -------------- --------------
                                      61,646,392     93,017,191
                                  -------------- --------------
              CONSUMER SERVICES -- 2.4%
         400  eBay Inc.+ .........        24,652         41,672
     901,000  InterActive Corp.+ .     6,886,176     35,652,570
     298,650  Rollins Inc. .......     3,453,596      5,629,552
                                  -------------- --------------
                                      10,364,424     41,323,794
                                  -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              DIVERSIFIED INDUSTRIAL -- 5.0%
     185,000  Acuity Brands Inc. .$    3,155,451 $    3,361,450
       5,000  Anixter International
                Inc.+ ............        45,044        117,150
     200,000  Cooper Industries Ltd.,
                Cl. A ............     8,199,845      8,260,000
     450,000  Crane Co. ..........     7,083,259     10,183,500
     105,000  Gardner Denver Inc.+     1,537,250      2,148,300
     250,000  GATX Corp. .........     5,594,297      4,087,500
      20,000  General Electric Co.       503,826        573,600
     221,100  Greif Inc., Cl. A ..     4,775,892      5,085,300
      30,000  Harbor Global Co.
                Ltd.+ ............        52,965        225,000
     365,000  Honeywell
                International Inc.    12,157,167      9,800,250
     300,000  ITT Industries Inc.      9,410,611     19,638,000
     150,000  Katy Industries
                Inc.+ ............     1,369,925        732,000
     310,000  Lamson & Sessions
                Co.+ .............     1,697,032      1,494,200
      29,000  MagneTek Inc.+ .....       281,037         73,660
     225,000  Myers Industries Inc.    1,557,014      2,137,500
      55,000  Pentair Inc. .......     1,531,265      2,148,300
     305,000  Sensient Technologies
                Corp. ............     5,905,268      7,011,950
      90,000  Smiths Group plc ...     1,005,041      1,044,059
       1,500  Sulzer AG ..........       305,722        209,573
     155,000  Thomas Industries
                Inc. .............     1,971,325      4,192,750
      80,000  Trinity Industries
                Inc. .............       977,970      1,480,800
     100,000  Tyco International
                Ltd. .............     1,356,063      1,898,000
                                  -------------- --------------
                                      70,473,269     85,902,842
                                  -------------- --------------
              ELECTRONICS -- 0.9%
     485,019  Agere Systems Inc.,
                Cl. B+ ...........     1,727,514      1,115,544
       2,400  Fargo Electronics+ .        17,016         23,352
       3,000  Hitachi Ltd., ADR ..       172,200        126,900
      13,000  Kyocera Corp., ADR .       448,063        741,000
      21,000  Molex Inc., Cl. A ..       623,830        486,759
     390,000  Oak Technology Inc.+     1,588,938      2,421,900
     125,000  Sony Corp., ADR ....     5,136,652      3,500,000
     178,000  Texas Instruments
                Inc. .............     4,601,535      3,132,800
     300,000  Thomas & Betts
                Corp.+ ...........     5,602,016      4,335,000
                                  -------------- --------------
                                      19,917,764     15,883,255
                                  -------------- --------------
              ENERGY AND UTILITIES -- 6.0%
     170,000  AES Corp.+ .........       699,247      1,079,500
     125,000  AGL Resources Inc. .     2,196,411      3,180,000
     240,000  BP plc, ADR ........     6,441,908     10,084,800
      38,000  Brown (Tom) Inc.+ ..       613,895      1,056,020
     125,000  Burlington Resources
                Inc. .............     4,842,969      6,758,750
      25,000  CH Energy Group Inc.     1,040,745      1,125,000
     160,000  ChevronTexaco Corp.      8,618,042     11,552,000
      93,540  ConocoPhillips .....     5,458,676      5,125,992
      20,000  Constellation Energy
                Group Inc. .......       484,262        686,000
      62,000  Devon Energy Corp. .     1,695,494      3,310,800
      75,000  DPL Inc. ...........     1,506,159      1,195,500
     130,000  DQE Inc. ...........     2,002,812      1,959,100
      18,000  DTE Energy Co. .....       761,887        695,520

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
     590,000  Duke Energy Corp. ..$   10,826,500 $   11,770,500
       6,000  Edison
                International+ ...       100,620         98,580
     250,000  El Paso Corp. ......     2,889,537      2,020,000
     285,000  El Paso Electric
                Co.+ .............     3,293,306      3,514,050
     140,000  Energy East Corp. ..     2,829,372      2,906,400
      15,000  ENSCO International
                Inc. .............       406,857        403,500
      55,000  EOG Resources Inc. .       503,773      2,301,200
     310,000  Exxon Mobil Corp. ..     6,624,170     11,132,100
       4,000  FPL Group Inc. .....       215,141        267,400
      31,625  GlobalSantaFe Corp.        743,538        738,127
      10,000  Halliburton Co. ....       104,525        230,000
      54,000  Kerr-McGee Corp. ...     2,987,951      2,419,200
     140,000  Mirant Corp.+ ......       893,939        406,000
     180,000  NiSource Inc.+ .....       360,000        399,600
     200,000  Northeast Utilities      3,859,076      3,348,000
     100,000  Progress Energy
                Inc., CVO+ .......        52,000         10,500
      25,000  Royal Dutch
                Petroleum Co. ....     1,068,692      1,165,500
      23,500  SJW Corp. ..........     2,329,983      2,003,375
     325,000  Southwest Gas Corp.      5,939,311      6,883,500
       7,500  Transocean Inc.+ ...       171,150        164,775
      60,000  TXU Corp. ..........     1,117,420      1,347,000
      13,000  UIL Holdings Corp. .       566,946        527,150
                                  -------------- --------------
                                      84,246,314    101,865,349
                                  -------------- --------------
              ENTERTAINMENT -- 8.5%
   1,360,000  AOL Time Warner
                Inc.+ ............    17,720,008     21,882,400
      18,000  Ascent Media Group Inc.,
                Cl. A+ ...........        71,668         22,320
      19,406  EMI Group plc ......        75,408         39,068
     200,000  EMI Group plc, ADR .     1,770,972        805,260
     190,000  Fox Entertainment Group
                Inc., Cl. A+ .....     4,443,470      5,468,200
     200,000  GC Companies Inc.+ .       218,000         30,000
     400,000  Gemstar-TV Guide
                International
                Inc.+ ............     1,667,924      2,036,000
   4,650,000  Liberty Media Corp.,
                Cl. A+ ...........    14,100,287     53,754,000
     410,000  Metro-Goldwyn-Mayer
                Inc.+ ............     6,770,338      5,092,200
      12,000  Regal Entertainment Group,
                Cl. A ............       228,000        282,960
     255,000  Six Flags Inc.+ ....     2,153,592      1,728,900
     475,000  The Walt Disney Co.     10,149,248      9,381,250
     835,000  Viacom Inc., Cl. A+     20,051,192     36,489,500
     411,700  Vivendi Universal
                SA, ADR+ .........     8,976,978      7,591,748
      60,000  World Wrestling
                Entertainment Inc.       612,234        617,400
                                  -------------- --------------
                                      89,009,319    145,221,206
                                  -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              ENVIRONMENTAL SERVICES -- 1.2%
     350,000  Allied Waste Industries
                Inc.+ ............$    3,121,796 $    3,517,500
     300,000  Republic Services
                Inc.+ ............     3,560,581      6,801,000
     425,000  Waste Management
                Inc. .............     7,906,058     10,238,250
                                  -------------- --------------
                                      14,588,435     20,556,750
                                  -------------- --------------
              EQUIPMENT AND SUPPLIES -- 7.2%
     295,000  AMETEK Inc. ........     3,428,976     10,811,750
       4,000  Amphenol Corp.,
                Cl. A+ ...........        60,075        187,280
      70,000  Caterpillar Inc. ...       927,858      3,896,200
     105,000  CIRCOR International
                Inc. .............       907,143      1,872,150
     190,000  Crown Holdings Inc.+       856,577      1,356,600
     150,000  CTS Corp. ..........       755,149      1,567,500
       2,000  Danaher Corp. ......        70,641        136,100
     400,000  Deere & Co. ........     6,703,065     18,280,000
       5,500  DENTSPLY International
                Inc. .............       209,434        224,950
     213,000  Donaldson Co. Inc. .     1,608,133      9,467,850
     300,150  Fedders Corp. ......     1,246,432        921,461
     490,000  Flowserve Corp.+ ...     7,477,754      9,638,300
     170,000  Gerber Scientific
                Inc.+ ............     1,650,756      1,132,200
     212,000  GrafTech International
                Ltd.+ ............     3,298,103      1,155,400
     446,000  IDEX Corp. .........     3,995,972     16,163,040
       2,000  Imagistics
                International Inc.+       39,950         51,600
      12,000  Ingersoll-Rand Co.,
                Cl. A ............       501,720        567,840
     800,000  Interpump Group SpA      3,321,141      3,242,920
     100,000  Lufkin Industries Inc.   1,810,811      2,435,000
      18,000  Manitowoc Co. Inc. .       131,305        401,400
      28,000  Met-Pro Corp. ......       338,094        404,320
     580,000  Navistar International
                Corp.+ ...........    11,108,472     18,925,400
      30,000  PACCAR Inc. ........       522,021      2,026,800
      10,000  Sealed Air Corp.+ ..       168,679        476,600
     215,000  SPS Technologies
                Inc.+ ............     4,117,801      5,813,600
     150,000  Sybron Dental
                Specialties Inc.+      2,817,765      3,540,000
      30,000  Valmont Industries
                Inc. .............       242,908        583,800
     435,000  Watts Industries
                Inc., Cl. A ......     5,006,660      7,764,750
     120,000  Weir Group plc .....       504,947        462,376
                                  -------------- --------------
                                      63,828,342    123,507,187
                                  -------------- --------------
              FINANCIAL SERVICES -- 5.5%
      28,040  Aegon NV, ADR ......       443,483        281,522
           1  Al-Zar Ltd.+ .......             0            140
      14,280  Alleghany Corp.+ ...     2,638,614      2,727,480
      40,000  Allstate Corp. .....       905,355      1,426,000
     350,000  American Express Co.     7,411,655     14,633,500
      64,000  Argonaut Group Inc.      1,687,181        789,120
      60,000  Bank of New York Co.
                Inc. .............     2,076,956      1,725,000
      65,000  Bank One Corp. .....     1,844,977      2,416,700
         220  Berkshire Hathaway Inc.,
                Cl. A+ ...........       874,549     15,950,000
      50,000  BKF Capital Group
                Inc.+ ............       933,375      1,091,500

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      25,000  Block (H&R) Inc. ...$      478,832 $    1,081,250
      65,000  CIT Group Inc. .....     1,289,268      1,602,250
      35,000  Commerzbank AG .....       624,519        489,538
     112,000  Commerzbank AG, ADR      2,379,080      1,569,075
     155,000  Deutsche Bank AG,
                ADR ..............     7,004,175      9,985,100
      15,000  FleetBoston Financial
                Corp. ............       314,250        445,650
      40,000  Janus Capital
                Group Inc. .......       678,089        656,000
       7,000  Lehman Brothers
                Holdings Inc. ....        63,175        465,360
      50,000  Leucadia National
                Corp. ............     1,330,044      1,856,000
     100,000  Mellon Financial
                Corp. ............     3,451,608      2,775,000
      26,000  Merrill Lynch &
                Co. Inc. .........     1,065,370      1,213,680
      38,000  Metris Companies
                Inc. .............       347,786        210,900
     397,000  Midland Co. ........     2,038,203      8,817,370
      10,000  MONY Group Inc. ....       256,395        269,500
     200,000  Phoenix Companies
                Inc. .............     3,083,583      1,806,000
      20,000  PNC Financial
                Services
                Group ............       954,762        976,200
       2,500  Prudential
                Financial Inc. ...        68,750         84,125
      22,000  Schwab (Charles)
                Corp. ............       274,010        221,980
      60,000  St. Paul Companies
                Inc. .............     2,059,334      2,190,600
      85,000  State Street Corp. .       661,975      3,349,000
      20,000  SunTrust Banks Inc.        424,879      1,186,800
      30,000  T. Rowe Price
                Group Inc. .......     1,012,984      1,132,500
      18,000  Travelers Property Casualty
                Corp., Cl. A .....       291,000        286,200
       3,000  UBS AG+ ............       137,995        166,200
      22,000  Unitrin Inc. .......       649,341        596,640
       8,500  Value Line Inc. ....       136,515        417,435
     170,000  Wachovia Corp. .....     5,352,893      6,793,200
      70,000  Waddell & Reed Financial
                Inc., Cl. A ......     1,401,752      1,796,900
                                  -------------- --------------
                                      56,646,712     93,481,415
                                  -------------- --------------
              FOOD AND BEVERAGE -- 8.9%
      13,000  Allied Domecq
                plc, ADR .........       298,053        294,970
      16,700  Brau und Brunnen AG+       221,760      1,654,045
     177,000  Brown-Forman Corp.,
                Cl. A ............     8,628,418     14,248,500
      16,000  Cadbury Schweppes plc,
                ADR ..............       383,956        386,880
     123,000  Campbell Soup Co. ..     3,385,011      3,013,500
     105,000  Coca-Cola Co. ......     3,236,639      4,873,050
      10,000  Coca-Cola Enterprises
                Inc. .............       154,389        181,500
      40,000  ConAgra Foods Inc. .       804,537        944,000
     260,000  Corn Products International
                Inc. .............     6,678,348      7,807,800
     160,587  Del Monte Foods Co.+     1,314,335      1,419,589
     318,000  Diageo plc, ADR ....    11,903,832     13,915,680
       7,400  Farmer Brothers Co.        975,514      2,510,746
     300,090  Flowers Foods Inc. .     2,817,060      5,929,778

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------

     240,000  General Mills Inc. .$    6,475,473 $   11,378,400
     400,000  Grupo Bimbo SA de CV,
                Ser. A ...........       815,358        671,526
      10,000   Hain Celestial
                Group Inc.+ ......       141,134        159,900
     195,000  Heinz (H.J.) Co. ...     7,076,965      6,431,100
      57,000  Hershey Foods Corp.      1,937,482      3,970,620
     365,000  Kellogg Co. ........     8,834,861     12,545,050
     100,000  Kerry Group plc,
                Cl. A ............     1,179,129      1,538,779
      33,000  LVMH Moet Hennessy Louis
                Vuitton SA+ ......     1,150,670      1,636,699
       7,000  Nestle SA ..........     1,452,953      1,444,402
   1,070,000  PepsiAmericas Inc. .    13,525,957     13,439,200
     395,000  PepsiCo Inc. .......    10,153,249     17,577,500
     145,600  Ralcorp Holdings
                Inc.+ ............     2,117,567      3,634,176
      30,000  Sara Lee Corp. .....       573,150        564,300
      20,000  Smucker (J.M.) Co. .       547,733        797,800
     147,517  Tootsie Roll
                Industries Inc. ..     2,040,673      4,497,793
     249,000  Wrigley (Wm.)
                Jr. Co. ..........     7,564,004     14,001,270
                                  -------------- --------------
                                     106,388,210    151,468,553
                                  -------------- --------------
              HEALTH CARE -- 3.0%
      16,000  Abbott Laboratories        592,700        700,160
      48,000  Amgen Inc.+ ........       220,320      3,189,120
       3,000  ArthroCare Corp.+ ..        34,530         50,280
         700  Bio-Rad Laboratories Inc.,
                Cl. B ............        25,810         39,039
      40,000  Biogen Inc.+ .......       422,530      1,520,000
       4,000  Biomet Inc. ........       120,840        114,640
     170,000  Bristol-Myers
                Squibb Co. .......     5,098,156      4,615,500
       5,000  Centerpulse AG+ ....       324,089      1,345,475
      40,000  Chiron Corp.+ ......       550,315      1,748,800
       1,000  CONMED Corp.+ ......        15,430         18,260
       1,000  Exactech Inc.+ .....        10,970         14,400
       8,000  GlaxoSmithKline
                plc, ADR .........       437,520        324,320
      12,000  Henry Schein Inc.+ .       584,789        628,080
       1,000  Integra LifeSciences
                Holdings+ ........        19,480         26,380
      10,000  Interpore
                International Inc.+       84,040        127,300
      25,000  Inverness Medical
                Innovations Inc.+        424,748        482,500
      57,520  Invitrogen Corp.+ ..     2,822,111      2,207,043
      60,000  Johnson & Johnson ..       624,750      3,102,000
      12,000  Lilly (Eli) & Co. ..       690,000        827,640
     155,000  Merck & Co. Inc. ...     5,092,182      9,385,250
       5,100  Orthofix International
                NV+ ..............       142,338        166,974
       4,000  OrthoLogic Corp.+ ..        13,880         18,360
       4,000  Osteotech Inc.+ ....        26,900         54,360
      15,000  Patterson Dental
                Co.+ .............       648,295        680,700
     420,000  Pfizer Inc. ........     6,847,753     14,343,000
     100,000  Schering-Plough
                Corp. ............     2,282,730      1,860,000
       1,000  Smith & Nephew
                plc, ADR .........        57,873         58,000
       1,000  Stryker Corp. ......        65,440         69,370

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
       6,000  VISX Inc.+ .........$      107,500 $      104,100
      70,000  Women First
                HealthCare Inc.+ .       124,375         74,200
       1,000  Wright Medical
                Group Inc.+ ......        16,460         19,000
      55,000  Wyeth ..............     2,169,854      2,505,250
       3,200  Zimmer Holdings
                Inc.+ ............       101,718        144,160
                                  -------------- --------------
                                      30,800,426     50,563,661
                                  -------------- --------------
              HOTELS AND GAMING -- 2.3%
      84,300  Aztar Corp.+ .......       815,374      1,358,073
     100,000  Boca Resorts Inc.,
                Cl. A+ ...........       930,944      1,300,000
     410,000  Gaylord Entertainment
                Co.+ .............    10,874,285      8,023,700
      40,000  GTECH Holdings
                Corp.+ ...........       404,713      1,506,000
      12,000  Harrah's Entertainment
                Inc.+ ............       113,002        482,880
   2,750,000  Hilton Group plc ...     9,857,105      8,349,835
     750,000  Hilton Hotels Corp.      8,484,470      9,592,500
      65,000  Mandalay Resort
                Group+ ...........       826,584      2,070,250
      30,000  MGM Mirage+ ........       755,882      1,025,400
     220,000  Park Place Entertainment
                Corp.+ ...........     1,231,329      1,999,800
     120,000  Starwood Hotels & Resorts
                Worldwide Inc. ...     3,103,980      3,430,800
      60,000  Trump Hotels & Casino
                Resorts Inc.+ ....       256,680        117,000
                                  -------------- --------------
                                      37,654,348     39,256,238
                                  -------------- --------------
              METALS AND MINING -- 1.5%
      50,000  Alcoa Inc. .........     1,349,157      1,275,000
     259,000  Barrick Gold Corp. .     3,360,500      4,636,100
      56,323  Kinross Gold Corp.+        410,122        380,180
     520,000  Newmont Mining Corp.     9,887,074     16,879,200
     170,000  Placer Dome Inc. ...     1,576,428      2,085,900
     250,000  Royal Oak Mines ....
                Inc.+ ............       654,847          1,000
                                  -------------- --------------
                                      17,238,128     25,257,380
                                  -------------- --------------
              PAPER AND FOREST PRODUCTS -- 0.3%
     190,000  MeadWestvaco Corp. .     5,262,902      4,693,000
      15,000  Rayonier Inc. ......       465,432        495,000
                                  -------------- --------------
                                       5,728,334      5,188,000
                                  -------------- --------------
              PUBLISHING -- 5.3%
     225,000  Belo Corp., Cl. A ..     4,060,533      5,031,000
      22,000  Dow Jones & Co. Inc.     1,000,419        946,660
      20,000  EMAP plc ...........       224,148        282,343
      50,000  Lee Enterprises Inc.     1,152,425      1,876,500
      60,000  McClatchy Co., Cl. A     1,240,718      3,457,200
     140,000  McGraw-Hill Companies
                Inc. .............     2,576,918      8,680,000
     380,000  Media General Inc.,
                Cl. A ............    10,681,115     21,736,000
      80,000  Meredith Corp. .....     1,650,283      3,520,000
     132,000  New York Times Co.,
                Cl. A ............     1,094,267      6,006,000
      14,000  News Corp. Ltd., ADR       246,049        423,780
     550,000  PRIMEDIA Inc.+ .....     2,697,107      1,677,500
     135,000  Pulitzer Inc. ......     5,877,329      6,671,700

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
     240,000  Reader's Digest
                Association Inc. .$    4,591,770 $    3,235,200
     124,000  Scripps (E.W.) Co.,
                Cl. A ............     7,804,763     11,001,280
      94,640  Seat-Pagine
                Gialle SpA+ ......       198,816         65,751
     120,000  Thomas Nelson Inc.+      1,535,734      1,500,000
     290,000  Tribune Co. ........    10,098,557     14,007,000
                                  -------------- --------------
                                      56,730,951     90,117,914
                                  -------------- --------------
              REAL ESTATE -- 1.3%
     365,000  Catellus Development
                Corp.+ ...........     3,615,876      8,030,000
      48,000  Florida East Coast
                Industries Inc.,
                Cl. A ............       631,838      1,226,400
      72,082  Florida East Coast
                Industries Inc.,
                Cl. B ............     1,224,423      1,794,842
      88,000  Griffin Land &
                Nurseries Inc.+ ..     1,143,929      1,214,840
       3,961  HomeFed Corp.+ .....           709         10,893
     312,000  St. Joe Co. ........     2,376,837      9,734,400
                                  -------------- --------------
                                       8,993,612     22,011,375
                                  -------------- --------------
              RETAIL -- 2.5%
      23,000  Aaron Rents Inc. ...        98,609        593,400
      27,000  Aaron Rents Inc.,
                Cl. A ............       287,231        656,100
     195,000  Albertson's Inc. ...     4,223,842      3,744,000
     450,000  AutoNation Inc.+ ...     4,523,837      7,074,000
      16,000  Blockbuster Inc.,
                Cl. A ............       160,166        269,600
     150,000  Burlington Coat Factory
                Warehouse Corp. ..     1,734,823      2,685,000
       6,000  Coldwater
                Creek Inc.+ ......        50,700         73,980
       5,000  Gucci Group NV, ADR        480,598        490,000
     140,000  Kroger Co.+ ........       818,000      2,335,200
     170,000  Lillian Vernon
                Corp.+ ...........     2,444,554      1,229,100
     660,000  Neiman Marcus Group Inc.,
                Cl. B+ ...........    15,984,491     22,770,000
      30,000  Safeway Inc.+ ......       601,600        613,800
                                  -------------- --------------
                                      31,408,451     42,534,180
                                  -------------- --------------
              SATELLITE -- 0.2%
     300,000  General Motors Corp.,
                Cl. H+ ...........     6,156,705      3,843,000
      40,000  Loral Space &
                Communications
                Ltd.+ ............       472,595        122,000
                                  -------------- --------------
                                       6,629,300      3,965,000
                                  -------------- --------------
              SPECIALTY CHEMICALS -- 1.4%
     434,000  Ferro Corp. ........     7,006,970      9,778,020
     120,000  Fuller (H.B.) Co. ..     2,014,683      2,642,400
     116,000  General Chemical
                Group Inc.+ ......       498,224         29,000
     150,000  Great Lakes
                Chemical Corp. ...     4,162,527      3,060,000
     340,000  Hercules Inc.+ .....     5,483,446      3,366,000
     211,800  Material Sciences
                Corp.+ ...........     1,867,425      2,054,460
     650,000  Omnova Solutions
                Inc.+ ............     2,051,888      2,626,000
                                  -------------- --------------
                                      23,085,163     23,555,880
                                  -------------- --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 7.3%
      90,000  ALLTEL Corp. .......$    2,757,227 $    4,339,800
     205,000  AT&T Corp. .........     6,593,899      3,946,250
     240,000  BCE Inc. ...........     5,898,910      5,546,400
     130,000  BellSouth Corp. ....     4,484,684      3,461,900
      14,000  Brasil Telecom
                Participacoes
                SA, ADR ..........       810,959        524,300
     300,000  BT Group plc .......     1,190,878      1,008,663
      30,000  BT Group plc, ADR ..     1,146,994      1,009,800
     525,000  CenturyTel Inc. ....     6,423,670     18,296,250
     555,000  Cincinnati
                Bell Inc.+ .......     4,923,272      3,718,500
     360,000  Citizens Communications
                Co.+ .............     3,651,435      4,640,400
     273,500  Commonwealth Telephone
                Enterprises Inc.+      4,884,206     12,025,795
      40,000  Commonwealth Telephone
                Enterprises Inc.,
                Cl. B+ ...........       541,245      1,840,000
     100,000  Deutsche Telekom
                AG, ADR+ .........     1,389,261      1,520,000
      45,000  France Telecom
                SA, ADR ..........       938,617      1,109,250
   2,520,000  Qwest Communications
                International
                Inc.+ ............    11,050,238     12,045,600
      10,000  RCN Corp.+ .........        70,251         19,800
      10,000  Rogers Communications
                Inc., Cl. B ......        77,553        159,338
     430,000  Rogers Communications
                Inc., Cl. B, ADR .     4,257,815      6,901,500
     198,000  SBC Communications
                Inc. .............     6,613,907      5,058,900
     420,000  Sprint Corp. -
                FON Group ........     6,101,769      6,048,000
      10,000  Swisscom AG, ADR ...       304,000        283,400
      75,403  Tele Norte Leste
                Participacoes
                SA, ADR ..........     1,032,454        880,707
     500,000  Telecom Italia SpA .     1,032,880      4,524,471
      96,500  Telecom Italia
                SpA, ADR .........     2,156,052      8,746,760
      96,649  Telefonica SA, ADR+      3,545,912      3,341,156
      12,567  Telefonica SA, BDR+        152,274        145,862
      20,000  Telefonos de Mexico SA de
                CV, Cl. L, ADR ...       171,746        628,400
      37,500  TELUS Corp. ........       658,391        659,890
      21,500  TELUS Corp., ADR ...       385,712        378,337
     285,000  Verizon
                Communications Inc.    9,170,405     11,243,250
                                  -------------- --------------
                                      92,416,616    124,052,679
                                  -------------- --------------
              TRANSPORTATION -- 0.1%
      85,000  AMR Corp.+ .........     1,245,603        935,000
      50,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ......       391,821        110,000
       4,000  Kansas City
                Southern+ ........         7,317         48,120
       4,000  Providence & Worcester
                Railroad Co. .....        44,669         28,080
       1,000  Ryder System Inc. ..        19,238         25,620
                                  -------------- --------------
                                       1,708,648      1,146,820
                                  -------------- --------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              WIRELESS COMMUNICATIONS -- 3.8%
      75,000  America Movil SA de CV,
                Cl. L, ADR .......$    1,171,749 $    1,406,250
     470,000  AT&T Wireless
                Services Inc.+ ...     5,782,745      3,858,700
      75,000  Leap Wireless International
                Inc.+ ............        17,985          3,750
     350,000  mm02 plc+ ..........       408,010        327,764
     150,000  mm02 plc, ADR+ .....     1,656,011      1,384,500
     265,000  Nextel Communications Inc.,
                Cl. A+ ...........     3,868,834      4,791,200
      90,000  Nextel Partners Inc.,
                Cl. A+ ...........       971,733        657,000
      65,000  Price Communications
                Corp.+ ...........     1,101,180        839,150
     240,000  Rogers Wireless
                Communications Inc.,
                Cl. B+ ...........     3,999,040      4,056,000
     700,000  Sprint Corp. -
                PCS Group+ .......     7,064,375      4,025,000
       6,750  Tele Celular Sul
                Participacoes
                SA, ADR ..........       107,916         56,227
      22,500  Tele Centro Oeste Celular
                Participacoes
                SA, ADR ..........        67,448        130,050
       1,350  Tele Leste Celular
                Participacoes
                SA, ADR+ .........        36,110         10,422
       3,375  Tele Nordeste Celular
                Participacoes
                SA, ADR ..........        49,807         54,506
       1,350  Tele Norte Celular
                Participacoes
                SA, ADR+ .........        20,857          9,045
   1,800,000  Telecom Italia
                Mobile SpA .......     1,661,796      8,867,504
       3,375  Telemig Celular
                Participacoes
                SA, ADR ..........        97,539         70,943
     692,000  Telephone & Data
                Systems Inc. .....    25,835,813     34,392,400
      25,000  Telesp Celular Participacoes
                SA, ADR+ .........       562,136         97,500
      22,000  Vodafone Group
                plc, ADR .........       325,457        432,300
                                  -------------- --------------
                                      54,806,541     65,470,211
                                  -------------- --------------
              TOTAL COMMON
                STOCKS ........... 1,154,594,266  1,628,585,630
                                  -------------- --------------
              PREFERRED STOCKS -- 3.6%
              AEROSPACE -- 0.2%
      30,000  Northrop Grumman Corp.,
                7.000% Cv.
                Pfd., Ser. B .....     3,495,600      3,690,000
                                  -------------- --------------
              METALS AND MINING -- 0.0%
      15,000  Freeport-McMoRan Copper
                & Gold Inc.,
                7.000% Cv. Pfd. ..       272,500        362,100
                                  -------------- --------------
              PUBLISHING -- 3.3%
   2,235,000  News Corp. Ltd.,
                Pfd., ADR ........    31,814,487     55,986,750
                                  -------------- --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
              PREFERRED STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 0.1%
      20,000  Citizens Communications Co.,
                5.000% Cv. Pfd. ..$      996,562 $    1,060,000
                                  -------------- --------------
              WIRELESS COMMUNICATIONS -- 0.0%
   7,686,101  Telesp Celular Participacoes
                SA, Pfd.+ ........        60,929         11,948
                                  -------------- --------------
              TOTAL PREFERRED
                STOCKS ...........    36,640,078     61,110,798
                                  -------------- --------------
    PRINCIPAL
     AMOUNT
    ---------
              CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .       904,996        865,000
                                  -------------- --------------
              CABLE -- 0.0%
  1,000,000   Charter Communications
                Inc., Cv.,
                4.750%, 06/01/06 .       588,000        665,000
                                  -------------- --------------
              ELECTRONICS -- 0.2%
  2,500,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 .     2,413,964      2,875,000
    500,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 .       327,013        480,000
                                  -------------- --------------
                                       2,740,977      3,355,000
                                  -------------- --------------
              TOTAL CORPORATE
                BONDS ............     4,233,973      4,885,000
                                  -------------- --------------

  PRINCIPAL                                        MARKET
   AMOUNT                              COST         VALUE
  --------                             ----        ------
              U.S. GOVERNMENT OBLIGATIONS -- 0.6%
$11,092,000   U.S.  Treasury Bills++,
                0.813% to 1.108%,
                07/03/03 to
                12/26/03 .........$   11,079,455 $   11,079,643
                                  -------------- --------------
              TOTAL INVESTMENTS --
                100.0% ...........$1,206,547,772  1,705,661,071
                                  ==============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.0% .......      (590,183)
                                                 --------------
              NET ASSETS -- 100.0% ..............$1,705,070,888
                                                 ==============
------------------
              For Federal tax purposes:
              Aggregate cost ....................$1,206,547,772
                                                 ==============
              Gross unrealized appreciation .....$  583,808,954
              Gross unrealized depreciation .....   (84,695,654)
                                                 --------------
              Net unrealized appreciation .......$  499,113,300
                                                 ==============
-------------------
(a)   Security fair valued under procedures established by the Board of
      Trustees.
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
BDR - Brazilian Depository Receipt.
CVO - Contingent Value Obligation.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,206,547,772) ...     $1,705,661,071
  Dividends and interest receivable .............          1,875,632
  Receivable for investments sold ...............                841
  Receivable for Fund shares sold ...............            682,208
  Other assets ..................................              3,274
                                                      --------------
  TOTAL ASSETS ..................................      1,708,223,026
                                                      --------------
LIABILITIES:
  Payable for investments purchased .............            571,570
  Payable for Fund shares redeemed ..............            122,876
  Due to custodian ..............................             94,499
  Payable for investment advisory fees ..........          1,411,914
  Payable for distribution fees .................            352,455
  Payable for shareholder services fees .........            357,211
  Payable for custody fees ......................             55,553
  Other accrued expenses ........................            186,060
                                                      --------------
  TOTAL LIABILITIES .............................          3,152,138
                                                      --------------
  NET ASSETS applicable to 54,142,587
    shares outstanding ..........................     $1,705,070,888
                                                      ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value ...     $      541,426
  Additional paid-in capital ....................      1,202,529,867
  Accumulated net investment income .............          1,159,135
  Accumulated net realized gain/(loss) on
    investments and foreign currency transactions          1,723,887
  Net unrealized appreciation/(depreciation) on
    investments and foreign currency transactions        499,116,573
                                                      --------------
  TOTAL NET ASSETS ..............................     $1,705,070,888
                                                      ==============
NET ASSET VALUE, offering and redemption
    price per share ($1,705,070,888 (DIVIDE)
    54,142,587 shares outstanding;
    unlimited number of shares authorized of
    $0.01 par value) ...........................              $31.49
                                                              ======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $315,036) ...................  $ 11,372,179
  Interest .......................................................       304,859
  Other ..........................................................        73,287
                                                                    ------------
  TOTAL INVESTMENT INCOME ........................................    11,750,325
                                                                    ------------
EXPENSES:
  Investment advisory fees .......................................     7,593,997
  Distribution fees ..............................................     1,898,903
  Shareholder services fees ......................................       621,898
  Custodian fees .................................................       157,839
  Shareholder communications expenses ............................       154,155
  Interest expense ...............................................        46,271
  Trustees' fees .................................................        28,209
  Legal and audit fees ...........................................        27,070
  Registration expenses ..........................................        22,881
  Miscellaneous expenses .........................................        66,967
                                                                    ------------
  TOTAL EXPENSES .................................................    10,618,190
                                                                    ------------
  NET INVESTMENT INCOME ..........................................     1,132,135
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain/(loss) on investments and
    foreign currency transactions ................................    21,207,243
  Net change in unrealized appreciation/
    (depreciation) on investments and foreign
    currency transactions ........................................   153,780,270
                                                                    ------------
  NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS .................................................   174,987,513
                                                                    ------------
  NET INCREASE/DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ....................................  $176,119,648
                                                                    ============

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                        JUNE 30, 2003        YEAR ENDED
                                                                         (UNAUDITED)     DECEMBER 31, 2002
                                                                      ---------------    -----------------
OPERATIONS:
  Net investment income/(loss) ..................................     $     1,132,135     $       654,868
  Net realized gain/(loss) on investments and
    foreign currency transactions ...............................          21,207,243         (13,133,504)
  Net change in unrealized appreciation/(depreciation)
    on investments and foreign
    currency transactions .......................................         153,780,270        (263,964,124)
                                                                      ---------------     ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         176,119,648        (276,442,760)
                                                                      ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .........................................                  --            (638,198)
  Net realized short-term gain on investments ...................                  --             (42,547)
  Net realized long-term gain on investments ....................                  --            (200,099)
                                                                      ---------------     ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................                  --            (880,844)
                                                                      ---------------     ---------------
CAPITAL SHARE TRANSACTIONS:
  Net increase/(decrease) in net assets from shares
   of beneficial interest transactions ..........................          27,531,208        (132,263,045)
                                                                      ---------------     ---------------
  NET INCREASE/(DECREASE) IN NET ASSETS .........................         203,650,856        (409,586,649)
                                                                      ---------------     ---------------
NET ASSETS:
  Beginning of period ...........................................       1,501,420,032       1,911,006,681
                                                                      ---------------     ---------------
  End of period .................................................     $ 1,705,070,888     $ 1,501,420,032
                                                                      ===============     ===============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts Business Trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees so determines, by such other method as the Board of Trustees shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short-term debt securities with remaining maturities of 60 days or less, are valued at amortized cost, unless the Board of Trustees determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Trustees. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board of Trustees has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2003, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $1,898,903 or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2003, other than short-term securities, aggregated $56,495,885 and $53,395,929, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $189,796 to Gabelli & Company, Inc. and its affiliates.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2003, the Gabelli Asset Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. There were no outstanding borrowings against the line of credit at June 30, 2003.

The average daily amount of borrowings outstanding during the six months ended June 30, 2003, was $2,124,197 with a related weighted average interest rate of 2.03%. The maximum amount borrowed under this line of credit at any time during the six months ended June 30, 2003 was $25,000,000.

8. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                           SIX MONTHS ENDED                     YEAR ENDED
                                                             JUNE 30, 2003                   DECEMBER 31, 2002
                                                      --------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                      ---------     ------------      -----------   -------------
Shares sold ......................................... 5,726,627     $160,901,379        9,646,239   $ 299,285,909
Shares issued upon reinvestment of dividends ........        --               --           29,507         825,063
Shares redeemed ..................................... 4,722,482      133,370,171      (14,490,845)   (432,374,017)
                                                      ---------     ------------      -----------   -------------
Net increase/(decrease) ............................. 1,004,145     $ 27,531,208       (4,815,099)  $(132,263,045)
                                                      =========     ============      ===========   =============

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                        SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2003   -------------------------------------------------------------
                                           (UNAUDITED)      2002         2001         2000         1999         1998
                                        ----------------  --------     --------      -------      -------      -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ...$    28.25    $    32.97    $    33.90  $     40.84   $    35.47    $    31.85
                                          ----------    ----------    ----------  -----------   ----------    ----------
  Net investment income (loss) ...........      0.02          0.02         (0.00)(a)     0.31        (0.06)         0.02
  Net realized and unrealized gain (loss)
    on investments .......................      3.22         (4.72)         0.05        (1.37)       10.06          5.02
                                          ----------    ----------    ----------  -----------   ----------    ----------
  TOTAL FROM INVESTMENT OPERATIONS .......      3.24         (4.70)         0.05        (1.06)       10.00          5.04
                                          ----------    ----------    ----------  -----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..................        --         (0.02)           --        (0.31)          --         (0.02)
  Net realized gain on investments .......        --         (0.00)(a)     (0.98)       (5.57)       (4.63)        (1.40)
                                          ----------    ----------    ----------  -----------   ----------    ----------
  TOTAL DISTRIBUTIONS ....................        --         (0.02)        (0.98)       (5.88)       (4.63)        (1.42)
                                          ----------    ----------    ----------  -----------   ----------    ----------
  NET ASSET VALUE, END OF PERIOD .........$    31.49    $    28.25    $    32.97  $     33.90   $    40.84    $    35.47
                                          ==========    ==========    ==========  ===========   ==========    ==========
  TOTAL RETURN+ ..........................     11.5%       (14.3)%          0.2%       (2.4)%        28.5%         15.9%
                                          ==========    ==========    ==========  ===========   ==========    ==========
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ...$1,705,071    $1,501,420    $1,911,007   $1,906,095   $1,993,875    $1,575,976
  Ratio of net investment income (loss)
     to average net assets ...............     0.15%         0.04%       (0.00)%        0.77%      (0.10)%         0.06%
  Ratio of operating expenses
    to average net assets ................     1.40%         1.38%         1.36%        1.36%        1.37%         1.36%
  Portfolio turnover rate ................        3%            8%           15%          48%          32%           21%

------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                           Anthony R. Pustorino
CHAIRMAN AND CHIEF                              CERTIFIED PUBLIC ACCOUNTANT
INVESTMENT OFFICER                              PROFESSOR EMERITUS
GABELLI ASSET MANAGEMENT INC.                   PACE UNIVERSITY

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL CENTER

James P. Conn                                   Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER                 MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE                    BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.

John D. Gabelli                                 Salvatore J. Zizza
SENIOR VICE PRESIDENT                           CHAIRMAN
GABELLI & COMPANY, INC.                         HALLMARK ELECTRICAL SUPPLIES
                                                CORP.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                                    OFFICERS
Bruce N. Alpert                                 Gus Coutsouros
PRESIDENT                                       VICE PRESIDENT AND TREASURER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q203SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

                              THE
                              GABELLI
                              ASSET
                              FUND

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2003

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                         ----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ----------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                         ----------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                         ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                         ----------------------------------------------


* Print the name and title of each signing officer under his or her signature.